Revenue by Service and Geographical Location (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Schedule of Revenue by Type of Service

The revenue of the Partnership by type of service is as follows:

(in US$ millions)	2014	2013	2012
Storage and throughput fees	273.8	263.6	232.1
Excess throughput and ancillary fees	29.4	35.6	25.5

Total revenue	303.2	299.2	257.6

Schedule of Revenue Broken Down by Geographic Location	The revenue broken down by geographic location is as follows:

(in US$ millions)	2014	2013	2012
Inside Europe	167.3	162.8	146.5
Outside Europe	135.9	136.4	111.1

Total revenue	303.2	299.2	257.6